Income Taxes (Tax Effect of Temporary Differences and Carryforwards That Comprise Significant Portions of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Income Tax Expense (Benefit) [Abstract]
Property, plant and equipment	$ 62.7	$ 46.4
Accrued occupancy costs	72.0	55.9
Accrued compensation and related costs	66.9	69.6
Other accrued liabilities	15.7	27.8
Asset retirement obligation asset	20.1	19.0
Deferred revenue	43.7	47.8
Asset impairments	38.5	60.0
Tax credits	14.6	23.0
Stock based compensation	131.8	128.8
Net operating losses	99.2	85.5
Other	80.9	58.6
Total	646.1	622.4
Valuation allowance	(154.2)	(137.4)
Total deferred tax asset, net of valuation allowance	491.9	485.0
Property, plant and equipment	(89.0)	(66.4)
Intangible assets and goodwill	(34.0)	(25.2)
Other	(44.8)	(18.1)
Total	167.8	109.7
Net deferred tax asset	324.1	375.3
Current deferred income tax assets	238.7	230.4
Long-term deferred income tax assets (included in Other assets)	97.3	156.3
Current deferred income tax liabilities	(1.3)	(4.9)
Long-term deferred income tax liabilities	$ (10.6)	$ (6.5)